Investments Under Resale Agreements and Obligations Under Repurchase Agreements	12 Months Ended
Dec. 31, 2019
Cash collateral on securities and reverse repurchase agreements [abstract]
Investments under resale agreements and obligations under repurchase agreements

8.	Investments under resale agreements and obligations under repurchase agreements:

(a)	Rights arising from resale repurchase agreements: The Bank provides financing to its customers through Repurchase Agreements and securities lending, in which the financial instrument serves as collateral. As of December 31, 2018 and 2019, the Bank has the following receivables resulting from such transactions:

	Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Instruments issued by the Chilean Governments and Central Bank of Chile
Central Bank bonds	—	11,184	—	—	—	—	—	—	—	—	—	—	—	11,184
Central Bank promissory notes	742	—	—	—	—	—	—	—	—	—	—	—	742	—
Other instruments issued by the Chilean Government and Central Bank	—	18,459	—	—	—	—	—	—	—	—	—	—	—	18,459
Subtotal	742	29,643	—	—	—	—	—	—	—	—	—	—	742	29,643
Other Instruments issued in Chile
Deposit promissory notes from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Mortgage bonds from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Bonds from domestic banks	367	15,407	—	—	—	—	—	—	—	—	—	—	367	15,407
Deposits in domestic banks	2,053	—	—	—	—	—	—	—	—	—	—	—	2,053	—
Bonds from other Chilean companies	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments issued in Chile	70,334	57,007	16,918	29,393	6,875	10,879	—	—	—	—	—	—	94,127	97,279
Subtotal	72,754	72,414	16,918	29,393	6,875	10,879	—	—	—	—	—	—	96,547	112,686
Instruments issued by foreign institutions
Instruments from foreign governments or Central Bank	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total	73,496	102,057	16,918	29,393	6,875	10,879	—	—	—	—	—	—	97,289	142,329

Securities received:

As part of investments under resale agreements the Bank has received securities that it is allowed to sell or give as collateral in case the owner of these instruments enters into default or in bankruptcy. As of December 31, 2019 the Bank held securities with a fair value of Ch$142,370 million (Ch$95,316 million in 2018).

(b)	Obligations arising from repurchase agreements: The Bank obtains financing by selling financial instruments and agreeing to repurchase them in the future, plus interest at a prefixed rate. As of December 31, 2018 and 2019, the Bank has the following payables resulting from such transactions:

	Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Instruments issued by the Chilean Governments and Central Bank of Chile
Central Bank bonds	130,197	7,301	—	—	—	—	—	—	—	—	—	—	130,197	7,301
Central Bank promissory notes	—	9,067	—	—	—	—	—	—	—	—	—	—	—	9,067
Other instruments issued by the Chilean Government and Central Bank	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	130,197	16,368	—	—	—	—	—	—	—	—	—	—	130,197	16,368
Other Instruments issued in Chile
Deposit promissory notes from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Mortgage bonds from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Bonds from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Deposits in domestic banks	162,167	280,696	1,448	8,583	5,210	—	—	—	—	—	—	—	168,825	289,279
Bonds from other Chilean companies	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments issued in Chile	4,798	1,647	—	—	—	1,440	—	—	—	—	—	—	4,798	3,087
Subtotal	166,965	282,343	1,448	8,583	5,210	1,440	—	—	—	—	—	—	173,623	292,366
Instruments issued by foreign institutions
Instruments from foreign governments or central bank	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments issued by foreign	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total	297,162	298,711	1,448	8,583	5,210	1,440	—	—	—	—	—	—	303,820	308,734

Securities sold:

The fair value of the financial instruments delivered as collateral by the Bank and its subsidiaries, in sales transactions with repurchase agreement and securities lending as of December 31, 2019 amounts to Ch$305,593 million (Ch$298,708 million in December 2018). In the event that the Bank and its subsidiaries enter into default or bankruptcy, the counterparty is authorized to sell or deliver these investments as collateral.